Consolidated Statements of Operations and Comprehensive Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Feb. 29, 2020	Feb. 23, 2019	Feb. 24, 2018
Income Statement [Abstract]
Net sales and other revenue	$ 62,455.1	$ 60,534.5	$ 59,924.6
Cost of sales	44,860.9	43,639.9	43,563.5
Gross profit	17,594.2	16,894.6	16,361.1
Selling and administrative expenses	16,641.9	16,272.3	16,208.7
(Gain) loss on property dispositions and impairment losses, net	(484.8)	(165.0)	66.7
Goodwill impairment			142.3
Operating income (loss)	1,437.1	787.3	(56.6)
Interest expense, net	698.0	830.8	874.8
Loss (gain) on debt extinguishment	111.4	8.7	(4.7)
Other expense (income), net	28.5	(104.4)	(9.2)
Income (loss) before income taxes	599.2	52.2	(917.5)
Income tax expense (benefit)	132.8	(78.9)	(963.8)
Net income	466.4	131.1	46.3
Other comprehensive income (loss), net of tax:
(Loss) gain on interest rate swaps	(3.4)	(15.5)	47.0
Recognition of pension (loss) gain	(210.5)	(83.1)	92.2
Foreign currency translation adjustment	0.3	(0.3)	65.0
Other	3.8	(0.9)	(0.3)
Other comprehensive (loss) income	(209.8)	(99.8)	203.9
Comprehensive income	$ 256.6	$ 31.3	$ 250.2
Net income per common share
Basic net income per common share	$ 1.67	$ 0.47	$ 0.17
Diluted net income per common share	$ 1.67	$ 0.47	$ 0.17
Weighted average common shares outstanding
Basic	279.6	280.1	279.7
Diluted	280.1	280.2	279.7